Convertible Notes Payables (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2026	Dec. 31, 2025
Convertible Notes Payables [Abstract]
Schedule of Assumptions Used to Value Convertible Notes

 The key assumptions used to value the convertible notes as of June 30, 2026 and the issuance dates were:

	June 30,	November 12, 2025	September 3, 2025
	2026	(issuance)	(issuance)
Stock Price	$.28	$5.92	$9.66
Equity Volatility	90%-95%	60%	65%
Discount Rate	27%	20%	20%
Risk free rate of return	3.76-3.90%	3.73%	3.62%
Term to maturity (years)	0.18 – 0.37	1.0	1.0

The key assumptions used to value the convertible notes as of June 30, 2026 and the issuance dates were:

	June 30,	January 23, 2026
	2026	(issuance)
Stock Price	$.28	$4.13
Equity Volatility	100%	110%
Discount Rate	26.68%	25%
Risk free rate of return	3.97%	3.50%
Term to maturity (years)	0.56	1.0

The key inputs of the models used to value the June and July Notes were:

	July 12, 2025	June 12, 2025
	(issuance)	(issuance)
Stock Price	$21.43	$10.0
Volatility	45%	45%
Discount Rate	40%	40%
Risk free rate of return	4.32%	4.20%
Term to maturity (years)	0.4	0.12

The key assumptions used to value the convertible notes as of December 31, 2025 and issuance dates:

	December 31,	November , 2025	September 3, 2025
	2025	(issuance)	(issuance)
Stock Price	$1.92	$5.92	$9.66
Equity Volatility	70%	60%	65%
Discount Rate	20%	20%	20%
Risk free rate of return	3.48 - 3.52%	3.73%	3.62%
Term to maturity (years)	0.68 - 0.87	1.0	1.0

Schedule of Changes in the Convertible Notes and Drawdown Loan Facilities Measured Using Significant Unobservable Inputs

The following table presents changes in the convertible notes and drawdown loan facilities measured using significant unobservable inputs (Level 3) for the six months ended June 30, 2026:

Convertible Notes
Convertible notes and loans balance at December 31, 2025	$3,468,563
Proceeds from issuance	4,900,000
Repayment of principal in cash	(182,251)
Principal settled in ordinary shares	(4,267,498)
Fair value of warrants	(149,695)
Debt issuance costs	(5,000)
Loss on extinguishment	367,874

Change in fair value	1,026,114
Convertible notes and loans balance at June 30, 2026	$5,158,107

The change in the fair value of the June and July Notes measured using Level 3 inputs is summarized as follow:

June and July 2025 Notes
Convertible Notes balance at December 31, 2024	-
Proceeds from issuance	$2,614,318
Change in fair value	1,568,489
Conversion of notes	(4,182,807)
Convertible Notes balance at December 31, 2025	$-

The following table presents changes of the convertible notes with significant unobservable inputs (Level 3) for the year ended December 31, 2025:

Convertible Notes
Convertible Notes balance at December 31, 2024	-
Proceeds from issuance	$5,000,000
Fair value of Warrants	(799,888)
Repayment of notes	(857,020)
Change in fair value	125,471
Convertible Notes balance at December 31, 2025	$3,468,563

Schedule of Convertible Notes Payables

The following table summarizes convertible notes payable at June 30, 2026 and December 31, 2025:

	June 30, 2026	December 31, 2025

Senior Convertible Notes and drawdown loan facilities	$3,791,747	$3,468,563
January Notes	1,366,360
	$5,158,107	$3,468,563

The following table summarizes the Convertible Notes Payables at December 31, 2025 and 2024:

	December 31, 2025	December 31, 2024
The June 2024 Notes	$-	$2,472,848
Senior Convertible Notes	3,468,563	-
	$3,468,563	$2,472,848